Risk management	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Risk management

Note 34 – Risk management

The Bank and its subsidiaries, through their activity, are exposed to several types of risk mainly related to loans portfolio and financial instruments. Risk management policies are established in order to identify and analyze the risks faced by the Bank, set limits and adequate controls, monitor risks and comply with limits. The risk management policies and risk administration structures are reviewed periodically in order to reflect changes in the institution’s activities. The Bank, through its rules and procedures, intends to develop an appropriate control environment, in which all employees understand their roles and responsibilities.

The following is a description of the main business activities and policies of the Bank in terms of risk management.

Risk Management Structure:

Board of Directors

At the Bank and its Subsidiaries, the Board of Directors plays a leading role in corporate governance. It is responsible for establishing and monitoring the Bank’s risk management structure, for which it has a corporate governance system aligned with international best practices and Chilean regulations, mainly from the SBIF. One of the principal functions of the Board of Directors is to ensure that measures are in place to monitor, evaluate and guide senior management to ensure that their actions are in line with best practices and defined risk appetite levels. To accomplish this, a governance structure made up of various committees has been created. These committees lay out behavioral guidelines for the Bank’s associates and assist them in carrying out their functions related to controlling and managing the Bank’s risks.

Audit Committee

The Audit Committee’s objective is to monitor the Bank’s internal control systems and its compliance with regulations and other internal standards. It is also responsible for the oversight of the different aspects of maintenance, application and functioning of the Bank’s internal controls, monitoring compliance with standards and procedures regulating its practices, and having an understanding of the risks that can arise from the business conducted by the Bank.

The committee is linked to the Board of Directors through the participation of at least two board members named by the Board itself. These members must report to the Board situations and events analyzed by the Committee, thus holding the Bank’s board members responsible for complying with both self-control policies established and practiced by the entity as well as laws and regulations to which it is subject.

The Audit Committee must reinforce and support Internal Audit function including its independence from management and serve, at the same time, as a link between the internal audit department and the independent auditors as well as between these two Banks and the Board of Directors.

Directors’ Committee

The Directors’ Committee’s objective is to strengthen the self-regulation of the Bank and other entities under its control, making the Board’s work more efficient through increased oversight of management’s activities.

Likewise, responsible for making the agreements necessary to protect shareholders, especially minority shareholders, examining executive compensation systems and analyzing and issuing a report on the transactions referenced in title XVI of Law 18,046. A copy of this report is sent to the Board, which must read the report and approve or reject each respective transaction.

In its role as overseer of corporate activity, the committee must inform the market of any violations or major corporate events as well as transactions that the company carries out with related parties of the controlling shareholder or takeovers of any form.

Corporate Governance Committee

For the purposes of this committee, which is aware of how difficult it is to bring together all aspects of good corporate governance under one definition, corporate governance shall be defined as the set of bodies and institutional practices that impact a company’s decision making process, contributing to sustainable value creation in a framework of transparency, proper management, risk control and corporate responsibility towards the market.

Therefore, appropriate corporate governance in a Bank must align organizational incentives and promote the rights of shareholders and other direct or indirect stakeholders.

The Corporate Governance Committee is a consultation body of the Board of Directors whose mission is to ensure the existence and development within the Bank of the best corporate governance practices for financial entities. To this end, it will evaluate the current practices and policies, propose and make recommendations to the Board of Directors on improvements, reforms and adjustments that it deems appropriate and work to ensure proper implementation and application of these corporate governance practices and policies defined by the Board of Directors.

Asset-Liability Committee (ALCO)

After the Board and its specialized committees, the Asset-Liability Committee (hereinafter also “ALCO”) is the next highest body involved in managing the institution’s financial policies.

The committee’s main purpose is to comply with the financial guidelines set by the Board of Directors. In this spirit, it must approve and monitor the financial strategies that guide the Bank with respect to the composition of its assets and liabilities, cash inflows and outflows and transactions with financial instruments.

It will consider the diverse alternatives available to make decisions that ensure the highest and most sustainable returns with financial risk levels that are compatible with the business, current regulations and internal standards.|

Anti-Money Laundering and Anti-Terrorism Finance Prevention Committee

This committee’s main purpose is to plan and coordinate activities to comply with policies and procedures to prevent asset laundering, terrorism financing and bribery, to maintain itself informed of the work carried out by the Compliance Officer, who has also been designated as the head of prevention in conformity with Law No. 20,393, as well as to adopt agreements to improve prevention and control measures proposed by the Compliance Officer.

Operational Risk Committee

This committee’s objective is to evaluate the status of critical processes that are directly related to the Bank’s Operational Risk and Internal Controls, in accordance with current Superintendency of Banks and Financial Institutions standards in order to improve any weaknesses that the Bank may present and ensure proper implementation of regulatory changes. It is also responsible for attaining critical processes under an internal control environment that enables the Bank to operate stably and consistently, thus procuring desired levels of reliability, integrity and availability for information resources.

Compliance Committee

The Compliance Committee’s main purpose is to define, promote and ensure that the conduct of all Itaú Corpbanca employees meets the highest possible standards of personal and professional excellence. Employee conduct should, at all times, be guided by the principles and values that embody our organization’s spirit, philosophy and good business practices. It is also responsible for ensuring that the Regulatory Compliance Model is properly applied in accordance with definitions set by this committee, and for maintaining itself informed of the work carried out by the Compliance Officer on such matters, as well as adopting agreements to improve control measures proposed by the Compliance Officer.

Committee on Risk Methodologies

The objective of the Risk Methodologies Committee is to ensure the quality of all methodologies for estimating the Bank’s provisions for all business areas.

This Committee - which exercises its functions with respect to the Bank, its Divisions and Subsidiaries - deals with certain corporate aspects such as policies, manuals and procedures related to the methodologies of Bank provisions, as well as the statistical models of admission, behavior and provisions.

Its main members are: Corporate Risk Manager, Risk Control Manager, Retail Credit Manager, Financial Risk Manager, Responsible for Monitoring and Control of Retail and Responsible for Risk Models.

Portfolio Committee

The objective of the Portfolio Committee is to monitor the evolution of the Bank’s wholesale and retail portfolios in terms of their risk-return ratio, their adjustment to the defined risk appetite and the progress made in materializing short-term strategies or instructions. Also, long term that this committee has defined.

As a result, it considers in its analysis the competition, the movements of its most relevant actors and the main risks that affect the management of the portfolios, as well as the projects that have an impact on the matter.

Its main members are: General Manager, Corporate Risk Manager, Risk Control Manager, Wholesale Credit Manager, Wholesale Banking Manager, Retail Credit Manager, Retail Banking Manager, Financial Planning and Control Manager and Product Manager and Marketing

Internal Audit

The main function of Internal Audit is to support the Board of Directors and senior management to independently asses the maintenance, application and proper functioning of the Bank’s internal control system, which also entails supervising compliance with rules and procedures.

Code of Conduct and Market Information Manual

The objective is to continue progressing to become the best Bank and have first-rate human capital. All associates, directors and Subsidiaries must adhere to ethical standards based on principles and values designed to guide and maintain the highest possible standards.

In response to our clients’ trust and recognition, which are vital to our success, all associates and directors should strive to retain this trust, strictly complying with the General Code of Conduct.

Main Risks and Requirements Affecting the Bank and its Subsidiaries:

Credit risk

Credit risk is the risk that a customer or counterparty will default on its contractual obligations resulting in financial loss to the Bank. The Bank’s main income generating activity is lending to customers and therefore credit risk is a principal risk. Credit risk mainly arises from loans and advances to customers and other Banks (including related commitments to lend such as loan or credit card facilities), investments in debt securities and derivatives that are an asset position. The Bank considers all elements of credit risk exposure such as counterparty default risk, geographical risk and sector risk for risk management purposes.

Credit risk management

The Bank’s credit committee is responsible for managing the Bank’s credit risk by:

•

Ensuring that the Bank has appropriate credit risk practices, including an effective system of internal control, to consistently determine adequate allowances in accordance with the Bank’s stated policies and procedures, IFRS and relevant supervisory guidance.

•	Identifying, assessing and measuring credit risk across the Bank, from an individual instrument to a portfolio level.

•

Creating credit policies to protect the Bank against the identified risks including the requirements to obtain collateral from borrowers, to perform robust ongoing credit assessment of borrowers and to continually monitor exposures against internal risk limits.

•	Limiting concentrations of exposure by type of asset, counterparties, industry, credit rating, geographic location etc.

•	Establishing a robust control framework regarding the authorization structure for the approval and renewal of credit facilities.

•	Developing and maintaining the Bank’s risk grading to categorize exposures according to the degree of risk of default. Risk grades are subject to regular reviews.

•	Developing and maintaining the Bank’s processes for measuring ECL including monitoring of credit risk, incorporation of forward looking information and the method used to measure ECL.

•	Ensuring that the Bank has policies and procedures in place to appropriately maintain and validate models used to assess and measure ECL.

•

Establishing a sound credit risk accounting assessment and measurement process that provides it with a strong basis for common systems, tools and data to assess credit risk and to account for ECL. Providing advice, guidance and specialist skills to business units to promote best practice throughout the Bank in the management of credit risk.

The internal audit function performs regular audits making sure that the established controls and procedures are adequately designed and implemented.

Significant increase in credit risk

The Bank analyzes all data collected using statistical models and estimates the remaining lifetime PD of exposures and how these are expected to change over time. The factors taken into account in this process include macro-economic data such as GDP growth, unemployment, benchmark interest rates and house prices. The Bank generates a ‘base case’ scenario of the future direction of relevant economic variables as well as a representative range of other possible forecast scenarios. The Bank then uses these forecasts, which are probability-weighted, to adjust its estimates of PDs.

Under the Bank’s monitoring procedures a significant increase in credit risk is identified before the exposure has defaulted, and at the latest when the exposure becomes 30 days past due, unless the Bank has reasonable and supportable information that demonstrates otherwise.

The Bank uses different criteria to determine whether credit risk has increased significantly per portfolio of assets. The criteria used are both quantitative changes in PDs as well as qualitative. The table below summarizes per type of asset the range above which an increase in lifetime PD is determined to be significant, as well as some indicative qualitative indicators assessed.

Criteria used for Chile

Type of portfolio	Debtor category	PD ranges per debtor category	% of absolute increase in lifetime PD	Stages	Days of arrears to the end of the month
	A1
	A2	0.04 – 0.25%	0.13%	Stage 1	Up to 29 days

	A3
	A4	2.00%	1.62%

	A5 (*)	4.75 – 10%	3.52%	Stage 2	From 30 to 89 days

	A6
	B1
	B2	15 -45%	23.05%
Corporate	B3
	B4
	C1
	C2
	C3	100%	100%	Stage 3	90 days or more
	C4
	C5
	C6

(*)	Loans originated in A5 are considered Stage 1 at inception. Loans that were originated in a higher category and subsequently downgraded to A5 are considered Stage 2.

Type of portfolio	Stages	Days of arrears to the end of the month	Probability of default (PD) and qualitative considerations
	Stage 1	Up to 29 days	Difference between Referential Life Time PD and PD Life Time at origination < 20%

Group	Stage 2	From 30 to 89 days	Difference between Referential Life Time PD and PD Life Time at origination >= 20%

	Stage 3	90 days or more	Restructured loans with 60 days in arrears before restructuring

The quantitative criteria is used to identify where an exposure has increased in credit risk and it is applied based on whether an increase in the lifetime PD since the recognition date exceeds the threshold set in absolute and relative terms. The following formulas are used to determine such thresholds:

Relative comparison formula

Threshold = Lifetime PD (at reporting date) - 1

                      Lifetime PD (at origination)

Absolute comparison formula

Threshold = Lifetime PD (at reporting date) – Lifetime PD (at origination)

Criteria used for Colombia

	% of absolute increase in lifetime PD	% of relative increase in lifetime PD	Qualitative indicators assessed
Corporate portfolio
Without information	34.39%	86.90%
Small company	22.26%	1314.07%
Small company	33.91%	1326.89%
Medium company	22.53%	64.23%	• Debt restructuring
Medium company	25.67%	1203.61%	• Increase in credit risk of other financial instruments
Large company	10.28%	99.15%
Low default	0.46%	0.48%
Low default (Government and Financial)	0.00%	324.00%
Group portfolio
Leasing	33.23%	82.04%
Payroll deductible loan	2.79%	77.14%
Revolving line of credit	35.22%	85.65%
Overdraft limit	0.70%	241.11%
Credit card	29.44%	175.32%
Mortgage loan	2.55%	151.19%
Personal debt restructuring	44.04%	101.64%	• Increase in credit risk of other financial instruments
Other loans	26.53%	174.02%

Loan commitments are assessed along with the category of loan the Bank is committed to provide, i.e. commitments to provide mortgages are assessed using similar criteria to mortgage loans, while commitments to provide a corporate loan are assessed using similar criteria to corporate loans.

The Bank has monitoring procedures in place to make sure that the criteria used to identify significant increases in credit are effective, meaning that significant increase in credit risk is identified before the exposure is defaulted or when the asset becomes 30 days past due. The Bank performs periodic back-testing of its ratings to consider whether the drivers of credit risk that led to default were accurately reflected in the rating in a timely manner.

Incorporation of forward-looking information

The Bank uses forward-looking information that is available without undue cost or effort in its assessment of significant increase of credit risk as well as in its measurement of ECL. The Bank employs experts who use external and internal information to generate a ‘base case’ scenario of future forecast of relevant economic variables along with a representative range of other possible forecast scenarios. The external information used includes economic data and forecasts published by governmental bodies and monetary authorities.

The Bank applies probabilities to the forecast scenarios identified. The base case scenario is the single most-likely outcome and consists of information used by the Bank for strategic planning and budgeting. The Bank has identified and documented key drivers of credit risk and credit losses for each portfolio of financial instruments and, using a statistical analysis of historical data, has estimated relationships between macro-economic variables and credit risk and credit losses. The Bank has not made changes in the estimation techniques or significant assumptions made during the reporting period.

The table below summarizes the principal macroeconomic indicators included in the economic scenarios used as of December 31, 2018 until December 31, 2023 in the countries where the Bank and its subsidiaries operate and therefore are the countries that have a material impact on ECLs.

Criteria for Chile

Indicators	Portfolio	2019				2020				2021
		Q1	Q2	Q3	Q4	Q1	Q2	Q3	Q4	Q1	Q2	Q3	Q4
Unemployment rate	Base scenario	7.16%	7.42%	7.13%	6.86%	7.15%	7.43%	7.16%	6.91%	7.21%	7.49%	7.21%	6.96%
	Range of upside scenarios	7.20%	7.53%	7.28%	7.04%	7.33%	7.59%	7.30%	7.02%	7.29%	7.54%	7.23%	6.94%
	Range of downside scenarios	7.12%	7.32%	6.98%	6.69%	6.98%	7.26%	7.02%	6.80%	7.13%	7.43%	7.20%	6.98%
Consumer’s price index (IPC)	Base scenario	108.52	109.33	110.24	110.93	112.05	112.66	113.48	114.23	115.41	116.01	116.86	117.63
	Range of upside scenarios	108.56	109.47	110.51	111.17	112.29	112.83	113.72	114.43	115.59	116.16	117.09	117.84
	Range of downside scenarios	108.48	109.19	109.96	110.68	111.81	112.48	113.23	114.02	115.23	115.87	116.62	117.43
Interbank interest rate	Base scenario	3.00%	3.25%	3.50%	3.75%	4.00%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
	Range of upside scenarios	3.75%	4.50%	5.00%	5.25%	5.50%	6.25%	6.00%	5.50%	5.00%	4.50%	4.50%	4.50%
	Range of downside scenarios	2.25%	2.00%	2.00%	2.25%	2.50%	2.75%	3.00%	3.50%	4.00%	4.50%	4.50%	4.50%
Copper	Base scenario	2.78	2.81	2.83	2.86	2.87	2.88	2.88	2.89	2.90	2.91	2.92	2.93
	Range of upside scenarios	2.58	2.40	2.22	2.10	2.68	2.88	2.88	2.89	2.90	2.91	2.92	2.93
	Range of downside scenarios	2.99	3.22	3.45	3.61	3.06	2.88	2.88	2.89	2.90	2.91	2.92	2.93

Criteria for Colombia

	As of December 31,
	2019	2020	2021
GDP growth
Base scenario	3.11	2.66	2.63
Range of upside scenarios	4.33	4.20	4.25
Range of downside scenarios	3.72	3.43	3.44
Unemployment rates
Base scenario	9.84	9.84	9.84
Range of upside scenarios	9.50	9.40	9.34
Range of downside scenarios	10.21	10.29	10.35
Benchmark interest rates
Base scenario	4.75	4.75	4.75
Range of upside scenarios	5.75	5.75	5.75
Range of downside scenarios	3.75	3.75	3.75
currency exchange rate
Base scenario	3,180	3,180	3,150
Range of upside scenarios	3,104	3,071	3,025
Range of downside scenarios	3,256	3,289	3,335
Consumer’s Price Index
Base scenario	3.40	3.00	3.00
Range of upside scenarios	3.95	3.91	4.27
Range of downside scenarios	2.74	1.86	1.38

Predicted relationships between the key indicators and default and loss rates on various portfolios of financial assets have been developed based on analyzing historical data over the past 3 years.

Sensitivity analysis

The most significant assumptions affecting the ECL allowance, as indicated in the tables above by country, are as follows:

Chile:

•	Unemployment rate, given its impact on secured and unsecure borrowers’ ability to meet their contractual repayments.

•	Consumer’s Price Index (IPC), given its impact on housing prices, mortgage collateral valuations, and consumers acquisition power

•	Interbank interest rate, given its impact on companies’ likelihood of default

•	Cooper, given its impact on the Chilean economy as a whole

Colombia:

-	GDP growth, given the significant impact on companies’ performance and collateral valuations

-	Unemployment rates, given its impact on secured and unsecure borrowers’ ability to meet their contractual repayments.

-	Interest rate, given its impact on companies’ likelihood of default

-	Exchange rates, given its impact on companies’ financial position and debt

-	Consumer’s Price Index (IPC), given its impact on housing prices and consumers acquisition power

Set out below are the changes to ECL as of December 31, 2018 that would result from reasonably possible changes in these parameters from the actual assumptions used in the Bank’s economic variable assumptions as set forth in the tables above for Base scenarios, upside scenarios, and downside scenarios.

ECL coverage of loans and accounts receivable at amortized cost subject to significant measurement uncertainty as of December 31, 2018	Chile	Colombia
	MCh$	MCh$
Reported ECL	502,943	279,770
Loans and accounts receivable at amortized cost	16,783,609	4,698,881
Reported Coverage (Reported ECL/ loans and accounts receivable at amortized cost)%	3.00	5.95
Consensus upside scenario (Upside scenario for ECL/ loans and accounts receivable at amortized cost)%	2.94	6.03
Consensus central scenario (Base scenario for ECL/ loans and accounts receivable at amortized cost)%	3.00	5.95
Consensus downside scenario (Downside scenario for ECL/ loans and accounts receivable at amortized cost)%	3.04	5.84

ECL coverage rates reflect the underlying observed credit defaults, the sensitivity to economic environment, extent of collateral and the effective maturity of the book.

Measurement of ECL

The key inputs used for measuring ECL are:

-	probability of default (PD);

-	loss given default (LGD); and

-	exposure at default (EAD).

As explained above these figures are generally derived from internally developed statistical models and other historical data and they are adjusted to reflect probability-weighted forward-looking information.

PD is an estimate of the likelihood of default over a given time horizon. It is estimated as at a point in time. The calculation is based on statistical rating models, and assessed using rating tools tailored to the various categories of counterparties and exposures. These statistical models are based on market data (where available), as well as internal data comprising both quantitative and qualitative factors. PDs are estimated considering the contractual maturities of exposures and estimated prepayment rates. The estimation is based on current conditions, adjusted to take into account estimates of future conditions that will impact PD.

LGD is an estimate of the loss arising on default. It is based on the difference between the contractual cash flows due and those that the lender would expect to receive, taking into account cash flows from any collateral. The LGD models for secured assets consider forecasts of future collateral valuation taking into account sale discounts, time to realization of collateral, cross-collateralization and seniority of claim, cost of realization of collateral and cure rates (i.e. exit from non-performing status). LGD models for unsecured assets consider time of recovery, recovery rates and seniority of claims. The calculation is on a discounted cash flow basis, where the cash flows are discounted by the current interest rate.

EAD is an estimate of the exposure at a future default date, taking into account expected changes in the exposure after the reporting date, including repayments of principal and interest, and expected drawdowns on committed facilities. The Bank’s modelling approach for EAD reflects expected changes in the balance outstanding over the lifetime of the loan exposure that are permitted by the current contractual terms, such as amortization profiles, early repayment or overpayment, changes in utilization of undrawn commitments and credit mitigation actions taken before default. The Bank uses EAD models that reflect the characteristics of the portfolios.

The Bank measures ECL considering the risk of default over the maximum contractual period (including extension options) over which the entity is exposed to credit risk and not a longer period, even if contact extension or renewal is common business practice. However, for financial instruments such as credit cards, revolving credit facilities and overdraft facilities that include both a loan and an undrawn commitment component, the Bank’s contractual ability to demand repayment and cancel the undrawn commitment does not limit the Bank’s exposure to credit losses to the contractual notice period. For such financial instruments the Bank measures ECL over the period that it is exposed to credit risk and ECL would not be mitigated by credit risk management actions, even if that period extends beyond the maximum contractual period. These financial instruments do not have a fixed term or repayment structure and have a short contractual cancellation period. However, the Bank does not enforce in the normal day-to-day management the contractual right to cancel these financial instruments. This is because these financial instruments are managed on a collective basis and are canceled only when the Bank becomes aware of an increase in credit risk at the facility level. This longer period is estimated taking into account the credit risk management actions that the Bank expects to take to mitigate ECL, e.g. reduction in limits or cancellation of the loan commitment.

The measurement of ECL is based on probability weighted average credit loss. As a result, the measurement of the loss allowance should be the same regardless of whether it is measured on an individual basis or a collective basis (although measurement on a collective basis is more practical for large portfolios of items). In relation to the assessment of whether there has been a significant increase in credit risk it can be necessary to perform the assessment on a collective basis as noted below.

Credit quality

A detail by credit quality, which includes loans and accounts receivable from customers and interbank loans, under IFRS 9 as of December 31, 2018 and under IAS 39 as of December 31, 2017, is summarized as follows:

	As of December 31, 2018
Corporate	Stage 1	Stage 2	Stage 3	Totals corporate	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	115,422	—	—	115,422	0.53%	899	—	—	899	0.12%
A2	681,792	—	—	681,792	3.12%	1,477	—	—	1,477	0.19%
A3	3,033,770	—	—	3,033,770	13.90%	5,901	—	—	5,901	0.77%
A4	4,007,691	—	—	4,007,691	18.36%	37,650	—	—	37,650	4.90%
A5	2,727,643	—	—	2,727,643	12.50%	96,956	—	—	96,956	12.61%
A6	—	837,283	—	837,283	3.84%	—	14,829	—	14,829	1.93%
B1	—	377,954	—	377,954	1.73%	—	10,116	—	10,116	1.32%
B2	—	104,513	—	104,513	0.48%	—	5,479	—	5,479	0.71%
B3	—	84,197	—	84,197	0.39%	—	8,830	—	8,830	1.15%
B4	—	297,570	—	297,570	1.36%	—	37,422	—	37,422	4.87%
C1	—	—	137,216	137,216	0.63%	—	—	2,344	2,344	0.30%
C2	—	—	79,134	79,134	0.36%	—	—	6,758	6,758	0.88%
C3	—	—	34,263	34,263	0.16%	—	—	7,317	7,317	0.95%
C4	—	—	62,242	62,242	0.29%	—	—	21,265	21,265	2.77%
C5	—	—	63,181	63,181	0.29%	—	—	47,576	47,576	6.19%
C6	—	—	127,874	127,874	0.59%	—	—	84,475	84,475	11.00%

Subtotals corporate	10,566,318	1,701,517	503,910	12,771,745	58.53%	142,883	76,676	169,735	389,294	50.66%

	As of December 31, 2018
Group	Stage 1	Stage 2	Stage 3	Total group	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial loans	1,710,659	95,045	131,158	1,936,862	8.87%	39,864	20,622	35,390	95,876	12.47%
Mortgage loans	3,626,811	659,119	159,897	4,445,827	20.37%	5,756	37,800	22,561	66,117	8.60%
Consumer loans	2,135,693	444,058	90,012	2,669,763	12.23%	70,765	84,842	61,689	217,296	28.27%

Subtotals group	7,473,163	1,198,222	381,067	9,052,452	41.47%	116,385	143,264	119,640	379,289	49.34%

Totals portfolio	18,039,481	2,899,739	884,977	21,824,197	100%	259,268	219,940	289,375	768,583	100%

	As of December 31, 2017
Categories	Individual	% over total portfolio	Allowances	Cover range ratio
	MCh$	%	MCh$	%
A1	65,511	0.32%	21	0.03%
A2	248,736	1.22%	273	0.11%
A3	2,950,482	14.43%	2,285	0.08%
A4	3,861,377	18.88%	22,819	0.59%
A5	2,926,634	14.31%	52,874	1.81%
A6	683,049	3.33%	16,509	2.42%

Normal portfolio	10,735,789	52.49%	94,781	0.88%

B1	205,536	1.00%	6,087	2.96%
B2	120,640	0.59%	2,315	1.92%
Impaired	779,828	3.81%	195,177	25.03%

Non-compliant portfolio	1,106,004	5.40%	203,579	18.41%

Subtotals	11,841,793	57.89%	298,360	2.52%

	As of December 31, 2017
Categories	Group	% over total portfolio	Allowance	Cover range ratio
	MCh$	%	MCh$	%
Normal risk portfolio	1,751,232	8.56%	57,057	3.26%
Non-compliant portfolio	193,806	0.95%	91,705	47.32%

Commercial loans	1,945,038	9.51%	148,762	7.65%

Normal risk portfolio	3,975,744	19.44%	22,730	0.57%
Non-compliant portfolio	177,009	0.87%	12,289	6.94%

Mortgage loans	4,152,753	20.31%	35,019	0.84%

Normal risk portfolio	2,396,246	11.72%	93,255	3.89%
Non-compliant portfolio	117,060	0.57%	43,339	37.02%

Consumer loans	2,513,306	12.29%	136,594	5.43%

Subtotals	8,611,097	42.11%	320,375	3.72%

Totals	20,452,890	100%	618,735	3.03%

The table below provides an analysis of the gross carrying amount of loans and advances to customers by past due status under IFRS 9:

	As of December 31, 2018
	Current	Less than 30 days overdue	Between 30 and 89 days overdue	More than 90 days overdue	Totals	Total overdue
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans	341,707	—	—	—	341,707	—
Loans and accounts receivable from customers
Commercial loans	13,683,048	251,596	117,386	314,870	14,366,900	683,852
Mortgage loans	4,181,849	108,783	64,088	91,107	4,445,827	263,978
Consumer loans	2,493,765	69,412	59,616	46,970	2,669,763	175,998

Totals	20,700,369	429,791	241,090	452,947	21,824,197	1,123,828

The table below provides an analysis of the gross carrying amount of loans and advances to customers by overdue status under IAS 39:

	As of December 31, 2017
	Current	Less than 30 days overdue	Between 30 and 89 days overdue	More than 90 days overdue	Totals	Total overdue
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans	70,285	—	—	—	70,285	—
Loans and accounts receivable from customers
Commercial loans	13,526,944	211,535	143,063	319,377	14,200,919	673,975
Mortgage loans	3,893,786	115,688	61,890	93,786	4,165,150	271,364
Consumer loans	2,521,397	68,955	52,854	48,852	2,692,058	170,661

Totals	20,012,412	396,178	257,807	462,015	21,128,412	1,116,000

An analysis for the movement of the allowance for losses during the year by individual and group portfolio is included in Note 10, letter c.

Maximum Exposure to Credit Risk

The following table shows the Bank’s maximum credit risk exposure by financial asset as of December 31, 2018, 2017, 2016 for different balance sheet items, including derivatives, without deducting real guarantees or other credit enhancements received:

		Maximum Exposure as of December 31, 2018
		Balance sheet asset			Off-balance sheet			Collateral		Net exposure
	Notes	Gross amounts	Allowances	Net amounts	Gross amounts	Allowances	Net amounts	Cash	Non-cash
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial instruments at fair value through other comprehensive income	11	2,657,154	—	2,657,154	—	—	—			2,657,154
Loans and accounts receivable at amortized cost	10	21,482,490	768,120	20,714,370	5,383,914	45,848	5,338,066	—	13,143,140	12,909,296
Commercial loans		14,366,900	484,707	13,882,193	5,383,914	45,848	5,338,066	—	5,527,419	13,692,840
Mortgage loans		4,445,827	66,117	4,379,710	—	—	—	—	7,257,682	(2,877,972)
Consumer loans		2,669,763	217,296	2,452,467	—	—	—	—	358,039	2,094,428
Financial instruments at amortized cost	11	198,923	—	198,923	—	—	—	—	—	198,923
Investments under resale agreements	7	109,467	—	109,467	—	—	—	—	109,467	—
Financial derivative contracts	8	1,368,957	—	1,368,957	—	—	—	91,223	—	1,277,734
Interbank loans, net	9	341,707	463	341,244	—	—	—	—	—	341,244
Other assets	15	467,806	—	467,806	—	—	—	—	—	467,806

Totals		26,626,504	768,583	25,857,921	5,383,914	45,848	5,338,066	91,223	13,252,607	17,852,157

		Maximum Exposure
		as of December 31,
	Notes	2017
		MCh$
Investments under resale agreements	7	28,524
Financial derivative contracts	8	1,248,775
Interbank loans, net	9	70,077
Loans and accounts receivable from customers, net	10	19,764,078
Available for sale instruments	11	2,663,478
Held to maturity investments	11	202,030
Other assets	15	429,025

Totals		24,405,987

A summary for the allowances for loan losses according to IFRS 9 is as follows:

As of December 31, 2018
MCh$
Loans and accounts receivable at amortized cost	782,713
Interbank loans, net	463
Provisions for contingent loans risk	20,942

Total allowances	804,118

For more detail on maximum credit risk exposure and concentration by type of financial instrument, see the specific Notes.

The following table displays the concentration of credit risk by industry for financial assets:

			As of December 31,
			2018			2017
	Note		Maximum gross exposure	Maximum net exposure (1)%		Maximum gross exposure	Maximum net exposure (1)%
			MCh$	MCh$		MCh$	MCh$
Manufacturing			1,097,211	994,246	7.64%	1,040,491	960,774	7.24%
Mining			677,777	675,973	4.72%	644,061	419,582	3.16%
Electricity, gas and water			957,373	769,643	6.66%	936,483	466,008	3.51%
Agriculture and livestock			346,369	341,018	2.41%	415,930	289,826	2.18%
Forestry and wood extraction			29,683	24,362	0.21%	38,807	32,165	0.24%
Fishing			3,475	2,621	0.02%	13,912	8,688	0.07%
Transport			700,401	602,973	4.88%	668,477	450,949	3.40%
Communications			86,077	84,135	0.60%	94,439	28,201	0.21%
Construction			1,746,626	1,729,426	12.16%	1,638,120	1,357,343	10.23%
Commerce			1,620,108	1,599,435	11.27%	1,712,850	998,567	7.53%
Services			3,872,060	3,869,613	26.95%	3,780,733	2,578,863	19.43%
Others			3,229,740	3,188,748	22.48%	2,732,243	5,678,666	42.79%

Subtotal commercial loans	10 a	)	14,366,900	13,882,193	100%	13,716,546	13,269,632	100.00%
Consumer loans	10 a	)	4,445,827	4,379,710		2,513,306	2,376,712
Mortgage loans	10 a	)	2,669,763	2,452,467		4,152,753	4,117,734

Totals			21,482,490	20,714,370		20,382,605	19,764,078

(1)	Net of allowances

Guarantees

In order to mitigate credit risk, guarantees have been established in the Bank’s favor. The main guarantees provided by customers are detailed as follows:

For loans to individuals, the main guarantees are:	For loans to companies, the main guarantees are:

•  Machinery and/or equipment

•  Buildings for specific purposes under construction

•  Agricultural land

•  Maritime ships and aircrafts

•  Mining infrastructure

•  Inventory

•  Agricultural assets

•  Industrial assets

•  Biological assets

•  Other warranties

• Urban plots or land

Guarantees taken by the Bank to secure collections of rights reflected in its loan portfolios are mortgage-type guarantees (urban and rural property, farm land, ships and aircraft, mining claims and other assets) and pledges (inventory, farm assets, industrial assets, plantings and other pledged assets).

b.2 Financial Risk

Definition and Principles of Financial Risk Management

The Bank defines this risk as the possibility of an event having unexpected financial consequences on the institution. Although this definition involves a strong adversity component, it also involves an important opportunity component. Therefore, the purpose of financial risk management is not to eliminate this risk, but rather to limit its exposure to negative events in line with the risk appetite of the Bank’s shareholders and the regulations that govern the institution. The main financial risks to which the Bank is exposed are: Market Risk, Liquidity Risk and Counterparty Risk.

b.2.1)    Market Risk

Market Risk is the exposure to economic gains or losses caused by movements in prices and market variables. This risk stems from the activities of the Trading and Banking Books. In the first case, it comes from activities intended to obtain short-term gains and from the intensive use of fair value instruments. In the second case, with a more long-term vision, it stems from commercial activities with products valued at amortized cost.

The following section describes the main market risk factors to which the Bank and its subsidiaries are exposed:

b.2.1.1) Currency Risk

Currency risk is the exposure to adverse movements in the exchange rates of currencies other than their base currency (CLP in the case of operations in Chile and COP in the case of operations in Colombia) for all those positions inside and outside of balance. The main sources of exchange risk are:

•	Positions in foreign currency (MX) within the attributions of the Trading Book.

•	Currency mismatches between the assets and liabilities of the Banking Book.

•	Currency flow mismatches.

•

Structural positions, generated by consolidating our financial statements, assets and liabilities denominated in currencies other than the Chilean peso registered in our branches and subsidiaries abroad.

The foregoing means that movements in exchange rates can generate volatility in both the result and the Bank’s equity. This effect is known as “translation risk”.

b.2.1.2) Inflation and other indexes adjustments Risk

The inflation and other indexes adjustment risk is the exposure due to changes in units or indexes of readjustment (such as UF, UVR or others) defined in national or foreign currency, in which some of the instruments, contracts or other transactions registered in the balance with such characteristics.

b.2.1.3) Interest Rate Risk

Interest Rate Risk is the exposure to movements in market interest rates. Changes in market interest rates can affect both the price of instruments recorded at fair value and the financial margin and other gains from the Banking Book such as fees. Fluctuations in interest rates also affect the Bank’s economic value.

Interest rate risk can be represented by sensitivities to parallel and/or non-parallel yield shifts with the effects reflected in the prices of instruments, the financial margin, equity and economic value.

The measurement of the structural interest rate risk is carried out through the representation by risk factor of the cash flows expressed in fair value, assigned on the dates of repricing and by currency. This methodology facilitates the detection of concentrations of interest risk in the different terms.

All the balance sheet and off balance sheet items are unbundled in their flows and placed at the repricing/maturity. In the case of those accounts that do not have a contractual maturity, an internal model of analysis and estimation of their durations and sensitivities is used.

The following are the Banking Book items (products valued at amortized cost and FVTOCI / instruments available for sale and derivatives valued at fair value) for the most relevant currencies in which the Bank trades at the end of the year ended December 31, 2018 and 2017:

	As of December 31, 2018
Positions	Up to 1 month	Between 1 and 3 months	More than 3 months and less 1 year	Between 1 and 3 years	More than 3 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS	7,361,827	2,732,465	5,510,072	4,787,052	8,314,688	28,706,104

CLP	3,519,009	1,000,478	1,753,132	1,800,011	1,181,157	9,253,787
CLF	466,115	447,398	1,329,598	1,845,604	6,182,033	10,270,748
USD	1,469,457	623,505	1,197,716	126,122	102,349	3,519,149
COP	1,907,246	661,084	1,229,626	1,015,315	849,149	5,662,420

LIABILITIES	(14,009,676)	(2,685,555)	(4,724,403)	(2,206,000)	(5,849,673)	(29,475,307)

CLP	(8,733,561)	(1,463,211)	(2,101,205)	(560,099)	(330,000)	(13,188,076)
CLF	(214,266)	(181,744)	(190,917)	(1,072,879)	(5,201,884)	(6,861,690)
USD	(1,319,813)	(643,544)	(1,750,434)	(173,922)	—	(3,887,713)
COP	(3,742,036)	(397,056)	(681,847)	(399,100)	(317,789)	(5,537,828)

Derivatives	(729,147)	444,096	251,673	(21,576)	784,784	729,830

CLP	(209,799)	1,521,695	394,300	209,804	65,913	1,981,913
CLF	(366,332)	(1,221,035)	(469,699)	(330,428)	762,022	(1,625,472)
USD	(50,293)	263,381	452,557	(38,395)	(8,123)	619,127
COP	(102,723)	(119,945)	(125,485)	137,443	(35,028)	(245,738)

	As of December 31, 2017
Positions	Up to 1 month	Between 1 and 3 months	More than 3 months and less 1 year	Between 1 and 3 years	More than 3 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS	7,436,586	2,246,446	5,019,349	4,535,451	5,162,137	24,399,969

CLP	4,256,811	892,701	1,688,269	1,315,539	665,015	8,818,335
CLF	481,000	510,095	2,008,605	2,172,278	3,891,622	9,063,600
USD	702,899	263,710	547,828	33,258	11,851	1,559,546
COP	1,995,876	579,940	774,647	1,014,376	593,649	4,958,488

LIABILITIES	(11,817,755)	(2,349,046)	(4,811,419)	(3,107,492)	(4,272,956)	(26,358,668)

CLP	(6,418,945)	(1,147,278)	(3,162,828)	(1,204,044)	(221,116)	(12,154,211)
CLF	(352,331)	(255,086)	(423,122)	(968,507)	(3,748,085)	(5,747,131)
USD	(1,861,588)	(318,197)	(539,389)	(450,818)	—	(3,169,992)
COP	(3,184,891)	(628,485)	(686,080)	(484,123)	(303,755)	(5,287,334)

Derivatives	256,630	(35,782)	(808,002)	186,303	80,255	(320,596)

CLP	819,878	456,293	268,834	(324,113)	(152,389)	1,068,503
CLF	(1,209,472)	(508,032)	(817,140)	(226,061)	321,390	(2,439,315)
USD	879,996	(47,020)	70,834	361,999	6,409	1,272,218
COP	(233,772)	62,977	(330,530)	374,478	(95,155)	(222,002)

The expositions presented above correspond to the present values resulting from:

•	Model contract flows according to their behaviors that affect market risk exposure. Example: prepayment, renewal, etc.

•	Discount the flows of the items recorded to accrual at a rate that represents the opportunity cost of the liability/ asset.

•	Discount the flows of items accounted to the market at the market rate.

b.2.1.4) Volatility Risk

In addition to the exposure related to the underlying asset, issuing options has other risks. These risks arise from the non-linear relationship between the gain generated by the option and the price and level of the underlying factors, as well as exposure to changes in the price volatility of the underlying asset.

b.2.1.5) Liquidity Risk

Liquidity Risk is the exposure of the Bank’s and its subsidiaries to events that affect their ability to meet, in a timely manner and at reasonable costs, cash payment obligations arising from maturities of time deposits that are not renewed, withdrawals from demand accounts, maturities or settlements of derivatives, liquidations of investments or any other payment obligation.

Financial institutions are exposed to funding liquidity risk that is intrinsic to the role of intermediary that they play in the economy. In general, in financial markets demand for medium or long-term financing is usually much greater than the supply of funds for those terms while short-term financing is in considerable supply. In this sense, the role of intermediary played by financial institutions, which assume the risk of satisfying the demand for medium and long-term financing by brokering short-term available funds, is essential for the economy to function properly.

Appropriately managing funding liquidity risk not only allows contractual obligations to be met in a timely manner, but also enables:

•	The liquidation of positions, when it so decides, to occur without significant losses.

•	The commercial and treasury activities of the Bank and its subsidiaries to be financed at competitive rates.

•	The Bank to avoid fines or regulatory penalties for not complying with regulations.

b.3 Financial Risk Management

Continuous and interconnected process that originates in the first instance with the identification of the risks to which the Institution is exposed, in order to then quantify the potential impact as a result of said exposure and to limit it to the level desired by the Bank. The above implies an active monitoring of the risks, studying their temporal evolution. The risk management process can be subdivided into the following stages:

b.3.1) Identification of Financial Risks

The Financial Risk Management has a high-level technical team that constantly monitors the activities of the Bank transfer and its subsidiaries in search of potential unquantified and controlled risks. In addition, the Bank Treasury as the first line of defense also plays a fundamental role in the detection of risks. Itaú Corpbanca provides a structure that facilitates this risk identification role by maintaining independence in its tasks and ensuring the active participation of management in the creation / modification of products. After a risk is identified, it is quantified to see the potential impact on the creation of value of the Institution.

b.3.2) Quantification and Control of Exposure to Financial Risk

Once the risk has been identified, the Financial Risk Management is in charge of mapping it into the appropriate metrics for its quantification. The way to measure the exposure is the knowledge of top management and the Board of Directors from which the appetite for risk desired for the Institution and the different openings thereof (business unit, manager, risk factor, area, etc.) always taking into account not to transgress the current norms. The process of establishing limits is the instrument used to establish the assets available to each activity. The determination of limits is conceived as a dynamic process that responds to the level of risk considered acceptable by top management.

The Financial Risk Management requests and proposes a framework of limits and warnings, quantitative and qualitative that affect the liquidity and market risk; this request must be authorized by the ALCO and the Board of Directors.

In addition, it carries out periodic measurements of the risk incurred, develops tools and valuation models, conducts periodic stress analysis, measures the degree of concentration with inter-Bank counterparts, draws up the policy and procedures manual, as well as the monitoring of authorized limits and alerts, which are reviewed at least annually.

The structure of limits requires carrying out a process that takes into account, among others, the following aspects:

•	Identify and delimit efficiently and comprehensively the financial risks incurred, so that they are consistent with the management of the business and with the defined strategy.

•	Quantify and communicate to the business areas the levels and the risk profile that Top management considers acceptable, in order to avoid incurring unwanted risks.

•

Give flexibility to the business areas in the taking of financial risks in an efficient and timely manner according to changes in the market and in business strategies, always within the levels of risk that are considered acceptable by the entity.

•	Allowing business generators to take prudent but sufficient risks to achieve the budgeted results.

•

Delimit the range of products and underlying assets in which each Treasury unit can operate, taking into account characteristics such as the model, valuation systems and the liquidity of the instruments involved, among others.

The metrics, by type of risk, used to quantify the exposures or demonstrate a materialization of the same are detailed below:

Metrics and limits of Market Risk

According to the complexity and relevance of the portfolios managed by Itaú Corpbanca, different instruments have been established to control market risks, according to the characteristics of the financial products of the Trading Book and Banking Book.

The following are the normative and internal metrics used for the monitoring and control of market risk:

Normative Risk Measures for the Negotiation Book and Banking Book

The Bank measures regulatory exposure in line with the standardized methodology set forth by the Central Bank of Chile

(Chapter III-B-2.2 “Standards on the measurement and control of market risks of Banking companies” of the Compendium of Financial Regulations) and complemented by the Superintendency of Banks and Financial Institutions (Chapter 12-21 “Norms on measurement and control of market risks”), which corresponds to a risk measure based on the standard methodology of the Basel Committee, which look for quantify exposure to market risks for the Negotiation Book and the Banking Book.

The normative measurement of the market risk of the Trading Book allows estimating the potential loss that the Bank could face from fluctuations standardized by the regulator. The regulatory limit corresponds to the sum of this risk (also called Market Risk Exposure or MRE) and 10% of the Weighted Assets for Credit Risk; Said sum may in no case be greater than once the effective Equity of the Bank.

The Bank, must permanently observe these limits and the data in turn to the Superintendency of Banks and Financial Institutions on the positions in the risk and compliance with said limits (regulatory report SBIF C41). It must also inform the Superintendency monthly about the positions in the consolidated risk with the subsidiaries and foreign branches (regulatory report SBIF C43).

The consumption of regulatory limit of market risk, specifically for the Trading Book as of December 31, 2018, 2017 and 2016, is presented below:

Limit consumption	As of December 31,
	2018	2017	2016
Market risk exposure (MRE)	71.80%	71.30%	60.40%

The regulatory risk measurement for the Banking Book (SBIF C40 regulatory report) is used to estimate the Bank’s potential losses from standardized adverse movements in interest and exchange rates. It is important to specify that for regulatory reporting purposes, the Trading Book includes the interest rate risk of derivatives managed in the Banking Book.

The standardized regulatory report for the Banking Book (SBIF C40 regulatory report) is used to estimate the Bank’s potential economic losses from standardized adverse movements in interest rates defined by the SBIF. Currently, limits for short-term exposure (STE) to interest rate and indexation risk in the Banking Book must not exceed 35% of annual operating income (LTM moving period) and long-term limit consumption (LTE) must be less than 20% of the Bank’s regulatory capital.

The following table details regulatory limit consumption for market risk, specifically for the Banking Book as of December 31, 2018, 2017 and 2016:

Limit consumption	As of December 31,
	2018	2017	2017
Short-term exposure to interest rate risk	51.40%	45.00%	60.60%
Long-term exposure to interest rate risk	50.30%	43.20%	13.18%

As of December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016 the Bank has complied with all regulatory requirements and limits, as well as with all financial covenants, such as risk weighed capital adequacy ratio, single borrower exposure, aggregate large exposure, concentration risk, equity to assets ratio, coverage ratio of provisions, among others.

Value at risk (VaR)

•

Calculation of Historical Value at Risk (Non-parametric). This measurement provides the maximum potential economic loss at a certain confidence level and a given time horizon. Historical VaR, as opposed to Statistical or Parametric VaR, is based on the observed distribution of past returns, does not need to make assumptions of probability distributions (frequently normal distribution) and, therefore, does not need a mean (assumed 0), standard deviation and correlations across returns (parameters). The Bank’s uses a 99% confidence level and a time horizon of 1 day.

•

Calculation of Volatility-Adjusted Historical Value at Risk (Non-parametric). This measurement is based on the above and the profit and loss vector is adjusted according to whether it is facing a period of greater or less volatility.

The Board and Top Management define limits on the Value at Risk (as of the end of the first half of 2016 it uses the volatility-adjusted Historical VaR method) that can be maintained, which is monitored on a daily basis. The measurement is also subjected to back testing to verify that the daily losses that effectively occurred do not exceed VaR more than once every 100 days. The result is monitored daily to confirm the validity of the assumptions, hypothesis and the adequacy of the parameters and risk factors used in the VaR calculation.

The Bank in turn calculates VaR for sub/portfolios and risk factors, which allows it to quickly detect pockets of risk. Since VaR does not consider stress scenarios, it is complemented by stress testing. Specifically, the Bank uses metrics that take into account prospective, historical and standardized scenarios.

Although the Value at Risk model is one of the models most frequently used by the local financial industry, like any model it has limitations that must be considered:

•

It does not take into account the expected loss in the event that the portfolio return is above the confidence level defined in the VaR. In other words, in the Bank’s case it does not reflect what happens in the 1% of the tail. This is mitigated with the stress measures detailed below.

•	It does not consider intraday results, but only reflects the potential loss given current positions.

•	It does not take into account potential changes in the dynamics of movements in market variables (i.e. potential changes in the matrix of variance and covariance).

Sensitivity Measurements

The Bank uses stress testing as a sensitivity analysis tool in order to control financial risk. This measurement is performed separately for the Trading and Banking Books.

Sensitivity is estimated using the DV01 indicator, which is a measure of sensitivity of portfolio results if the zero coupon interest rate of the risk factor increases by 1 basis point (0.01%) for different maturities and in annualized terms. Although the use of DV01 to estimate potential impacts on the economic, book and equity value is easy to understand and implement, it excludes both correlations among risk factors and second-order effects.

In accordance with IFRS 7, the following table presents an estimate of the likely, but reasonable impact of fluctuations in interest rates, exchange rates and implicit volatilities (market factors) that would impact the Trading and Banking Book.

The fluctuations in market factors correspond to highly probable scenarios chosen from among a set of scenarios agreed upon based on the opinions of specialists in economics and financial risk and operators. In order to estimate sensitivity, sensitivity (DV01) and the reasonably likely scenarios must be multiplied by market factor.

Interest rate scenarios - Chile (basis points – 0.01%)

The table below presents a sensitivity analysis for changes of 0.01% in interest rates by term and type of interest rate, and its corresponding impact on profit and loss (net interest margin) and equity (valuation accounts for financial instruments at FVTOCI).

Term	Scenarios for impacts on P&L						Scenarios for impacts on FVTOCI
	Chamber CLP	Government CLP	Chamber CLF	Government CLF	Curve USD	Curve MX	Chamber CLP	Government CLP	Chamber CLF	Government CLF	Curve USD	Curve MX
1 day	(35)	52	139	140	(101)	101	(35)	52	(139)	140	101	101
3 months	(35)	52	139	140	(101)	101	(35)	52	(139)	140	101	101
6 months	(35)	52	139	140	(101)	101	(35)	52	(139)	140	101	101
9 months	(35)	57	111	116	(86)	86	(35)	57	(111)	116	86	86
1 year	(35)	62	81	89	(70)	70	(35)	62	(81)	89	70	70
2 years	(46)	52	86	56	(64)	64	(46)	52	(86)	56	64	64
3 years	(47)	48	83	60	(65)	65	(47)	48	(83)	60	65	65
4 years	(48)	43	79	64	(66)	66	(48)	43	(79)	64	66	66
5 years	(48)	39	75	68	(67)	67	(48)	39	(75)	68	67	67
7 years	(45)	43	67	68	(65)	65	(45)	43	(67)	68	65	65
10 years	(39)	50	55	68	(63)	63	(39)	50	(55)	68	63	63
20 years	(39)	50	42	48	(63)	63	(39)	50	(42)	48	63	63

Interest rate scenarios - Colombia (basis points – 0.01%)

The table below presents a sensitivity analysis for changes of 0.01% in interest rates by term and type of interest rate, and its corresponding impact on profit and loss (net interest margin) and equity (valuation accounts for financial instruments at FVTOCI).

Tenor	Scenarios for impacts on P&L			Scenarios for impacts on FVTOCI
	Government COP	Swap IBR	Curve USD	Government COP	Swap IBR	Curve USD
1 day	(18)	44	(1)	(18)	44	(1)
3 months	(13)	31	(2)	(13)	31	(2)
6 months	(8)	37	(6)	(8)	37	(6)
9 months	(3)	40	(9)	(3)	40	(9)
1 year	2	43	(12)	2	43	(12)
2 years	22	48	(19)	22	48	(19)
3 years	42	46	(22)	42	46	(22)
4 years	53	55	(24)	53	55	(24)
5 years	54	63	(26)	54	63	(26)
7 years	56	58	(26)	56	58	(26)
10 years	58	50	(27)	58	50	(27)
20 years	49	23	(29)	49	23	(29)

Tenor	Scenarios for impacts on accrual book
	Government COP	Curve USD
1 day	44	28
1 month	31	29
3 months	31	32
6 months	37	40
9 months	40	35
1 year	43	31

Exchange rate scenarios Chile

The table below presents a sensitivity analysis for changes in the relevant exchanges rates, and its corresponding impact on profit and loss (net income from financial operations and net foreign exchange gain/loss) and equity (valuation accounts for financial instruments at FVTOCI).

Exchange rate	Change in scenario impacting P&L	Change in scenario impacting FVTOCI	Change in scenario impacting accrual book
	%	%	%
USD - CLP	(0.0718)	(0.0718)	(0.0718)
USD - COP	(0.0717)	(0.0717)	(0.0717)

Exchange rate scenarios Colombia

The table below presents a sensitivity analysis for changes in the relevant exchanges rates, and its corresponding impact on profit and loss (net income from financial operations and exchange differences) and equity (valuation accounts for financial instruments at FVTOCI).

Exchange rate	Change in scenario impacting P&L	Change in scenario impacting FVTOCI	Change in scenario impacting accrual book
	%	%	%
USD - COP	(0.0466)	(0.0466)	(0.0466)

Impact on P&L derived from sensitivity analysis

The following table presents the impact of movements or reasonably likely scenarios explained above applied to positions in the Trading Book that affect P&L (net income from financial operations, net foreign exchange gain/losses, and net interest margin as applicable) as of December 31, 2018, 2017 and 2016:

Potential impact on P&L	As of December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$
CLP rate risk	(5,019)	(849)	(2,812)
Derivatives	(5,018)	(847)	(2,604)
Debt instruments	(1)	(2)	(208)
CLF rate risk	(5,942)	(7,839)	(8,069)
Derivatives	(5,942)	(7,839)	(8,069)
Debt instruments	—	—	—
COP rate risk	(29,182)	(14,895)	(11,622)
Derivatives	(29,094)	(9,909)	(10,439)
Debt instruments	(88)	(4,986)	(1,183)
UVR rate risk	(375)	—	(404)
Derivatives	(364)	—	—
Debt instruments	(11)	—	(404)
USD rate risk	(2,810)	(2,001)	(2,658)
Other currencies rate risk	(42)	(50)	(9)

Total rate risk	(43,370)	(25,634)	(25,574)

Exchange rate risk	150	(755)	(1,921)
Options risk	156	66	(87)

Total impact	(43,064)	(26,323)	(27,582)

The following table presents the impact on the net interest margin of movements or reasonably likely scenarios on positions in the Accrual Book for the years ended December 31, 2018, 2017 and 2016:

Potential impact on Accrual Book	For the years ended December 31,
	2018	2017	2016
Interest rate shock sensitivity impact	(12,359)	(9,432)	(7,906)

The impact on the Banking Book does not necessarily mean a gain/loss but it does mean smaller/larger net income from the generation of funds (net funding income, which is the net interest from the accrual portfolio) for the next 12 months.

Impact on Equity derived from sensitivity analysis

In line with the effects on P&L of positions accounted for at fair value and amortized cost, the changes in market factors because of reasonably possible movements in interest and exchange rates also generate impacts on equity accounts as a result of the potential change in market value of the portfolio of investments at FVTOCI/ available-for-sale instruments and the portfolios of cash flow and net foreign investment hedges, which are presented in the following table:

	For the years ended December 31,
	2018			2017			2016
	DV01 (+1 bp)	Impact of Change in Interest Rate		DV01 (+1 bp)	Impact of Change in Interest Rate		DV01 (+1 bp)	Impact of Change in Interest Rate
Potential Impact on FVTOCI	US$	MUS$	MCh$	US$	MUS$	MCh$	US$	MUS$	MCh$
CLP	(254,636)	(11.73)	(8,180)	(386,979)	(37.01)	(22,745)	(293,337)	(14.00)	(9,211)
CLF	(177,471)	(26.29)	(18,328)	(245,812)	(47.62)	(29,261)	41,167	(15.00)	(10,029)
COP	(189,242)	(5.74)	(3,988)	(225,321)	(17.50)	(10,766)	(152,241)	(8.00)	(5,588)
UVR	(29,763)	(0.55)	(380)	—	—	—	—	—	—
USD	(33,769)	(2.44)	(1,701)	(48,791)	(2.77)	(1,700)	(77,927)	(3.00)	(2,094)
Other	—	—	—	—	—	—	(159)	—	(7)

Total interest rate impact	(684,881)	(46.75)	(32,577)	(906,903)	(105)	(64,472)	(482,497)	(40)	(26,929)

	Impact due to changes in prices
	As of December 31, 2018		As of December 31, 2017
Exchange rate	ThUS$	MCh$	ThUS$	MCh$
USD	(3.77)	(2,624)	(7.93)	(4,875)
COP	(3.72)	(2,494)	(9.15)	(5,621)

Total risk exchange rate	(7.49)	(5,118)	(17.08)	(10,496)

Total impact	(7.49)	(5,118)	(122.08)	(74,968)

Hedging

The Bank uses accounting hedges to manage efficiently the accounting asymmetries present in financial risk exposure.

The use of accounting hedges is subject to the limits defined by the Board of Directors, the definitions of the Assets and Liabilities Committee (ALCO) and the Hedging Policy.

The Treasury is responsible for designing and implementing the strategies and the Financial Risk Management is responsible for measuring and monitoring the effectiveness of the hedges, generating indicators of effectiveness that are constantly monitored. (For more detail on the accounting hedging strategies, review Note 8).

C) Operational Risk

The Bank and its subsidiaries define operational risk as the possibility of occurrence of losses resulting from failures, deficiencies or inadequacies in internal processes, people, and systems or external events, including in this definition the legal risk and excluding strategic risks and reputational. Operational risk is recognized as a manageable risk, for which it has defined a function in charge of this task within its corporate structure.

Operational risk management is executed, mainly, through the Operational Risk Management function. The Bank adopts a model of three lines of defense as the primary way to implement its operational risk management structure, internal controls and compliance, ensuring compliance with corporate guidelines.

The defense lines are composed by; the business and support areas (first line of defense) responsible for managing the risks related to their processes; Operational Risk, Internal Controls, and Compliance (second line of defense) area in charge of supporting the first line of defense in relation to the fulfillment of its direct responsibilities; and Internal Audit function (third line of defense) responsible for verifying, independently and periodically, the adequacy of the risk identification and management processes and procedures, in accordance with the guidelines established in the Internal Audit Policy and submitting the results of its recommendations for improvement to the Audit Committee.

The risk management program contemplates that all relevant risk issues must be reported to the higher levels and to the Operational Risk Committee.

Our methodology consists in the evaluation of the risks and controls of a business from a broad perspective and includes a plan to monitor the effectiveness of such controls and the identification of eventual weaknesses. The main objectives of the Bank and its subsidiaries in terms of operational risk management are the following:

•

Identification, evaluation, information, management, and monitoring of the operational risk in connection with activities, products, and processes carried out or commercialized by the Bank and its subsidiaries;

•

Build a strong culture of operational risk management and internal controls, with clearly defined and adequately segregated responsibilities between business and support functions, whether these are internally developed or outsourced to third parties;

•	Generate effective internal reports in connection with issues related to operational risk management, with a clearly defined escalation protocol;

•	Control the design and application of effective plans to deal with contingencies that ensure business continuity and losses control.

Regarding training and awareness, the risk culture continues to be reinforced through face-to-face training in the field of operational risk, internal control, prevention of external and internal fraud, and the implementation of the annual “more security” program for all collaborators and induction programs for new employees.

Finally, it is worth mentioning that Sarbanes-Oxley methodologies (SOX) continue to be applied for their main products and processes, the application of this methodology is annually certified by an external consultant.

D) Shareholders’ equity requirements

The primary objectives of capital management are to ensure compliance with regulatory requirements and to maintain a solid risk rating and healthy capital ratios. During 2018 and 2017, the Bank has complied fully with all capital requirements.

In accordance with the General Banking Law, the Bank must maintain a minimum ratio of Regulatory Capital to Consolidated Risk-Weighted Assets of 8%, net of required provisions, and a minimum ratio of Core Capital to Total Consolidated Assets of 3%, net of required provisions. However, after the merger, the SBIF determined that the Bank’s Regulatory Capital could not be less than 10% of its Risk-Weighted Assets. For this purpose, the Bank has applied the dispose in the Chapter 12-1 “Heritage for legal and regulatory purposes” of RAN.

Assets are weighted using risk categories, which are assigned a risk percentage based on the capital needed to back up each asset. There are 5 risk categories (0%, 10%, 20%, 60% and 100%). For example, cash, due from Banks and financial instruments issued by the Chilean Central Bank have 0% risk, which means that, in accordance with current standards, no capital is required to back these assets. Bank have 100% risk, which means that a minimum capital equivalent to 8% of the value of these assets is needed. In the case of Itaú, it uses 10%.

All derivative instruments traded off-market are taken into account to determine risk assets using conversion factors over notional values, thus calculating the value of the credit risk exposure (or “credit equivalent”). For weighting purposes, “credit equivalent” also considers contingent loans not recorded in the Consolidated Statement of Financial Position.

According to local regulations, as of December 31, 2018 and 2017, the relation between assets and risk weighted assets is as follow:

	Consolidated assets		Risk-weighted assets
	As of December 31,		As of December 31,
	2018	2017	2018	2017
	MCh$	MCh$	MCh$	MCh$
Assets balance (net of allowances)
Cash and deposits in banks	987,680	964,030	—	—
Cash items in process of collection	318,658	157,017	56,963	30,679
Trading securities	86,938	415,061	27,658	64,799
Investments under resale agreements	109,467	28,524	106,916	7,277
Financial derivative contract (*)	1,315,165	1,461,326	1,040,274	1,094,481
Interbank loans	341,244	70,077	95,612	36,073
Loans and accounts receivable from customers	20,880,186	19,767,434	18,808,886	17,850,495
Available for sale investments	2,650,776	2,653,066	551,593	501,656
Held to maturity investments	198,910	202,030	198,910	202,030
Investments in companies	10,555	10,412	10,555	10,412
Intangible	1,613,807	1,605,234	435,572	435,991
Fixed assets	95,564	130,579	95,564	130,579
Current taxes	123,129	238,452	12,313	23,845
Deferred taxes	154,599	161,109	15,460	16,111
Other assets	561,435	444,692	505,495	427,567
Off-balance sheet assets
Contingent loans	2,333,398	2,199,660	1,400,038	1,319,796

Totals	31,781,511	30,508,703	23,361,809	22,151,791

(*)

Items presented at their Equivalent Credit Risk value, in accordance with the provisions of Chapter 12-1 “Equity for Legal and Regulatory Effects” of the RAN, issued by the Superintendency of Banks and Financial Institutions.

	Amount				Ratio
	As of December 31,				As of December 31,
	2018	2017			2018	2017
	MCh$	MCh$			%	%
Basic capital	3,324,531	3,189,876	(a	)	10.46	10.46	(c	)
Effective equity	3,415,845	3,249,572	(b	)	14.62	14.67	(d	)

(a)

Basic Capital Corresponds to the net amount that must be shown in the Consolidated Financial Statements filed with the SBIF under the line item “Equity attributable to equity holders” as indicated in the Compendium of Accounting Standards.

(b)

Based on the consolidated financial statements filed with SBIF, the effective net equity of a bank is the sum of (i) a bank’s basic capital, (ii) subordinated bonds issued by a bank valued at their placement price up to 50% of its net capital base; provided that the value of the bonds shall decrease 20% for each year that lapses during the period commencing six years prior to their maturity and (iii) voluntary loan loss allowances in an amount up to 1.25% of a bank’s risk-weighted assets (if a bank has goodwill, this value would be required to be deducted from the calculation of the effective net equity). The calculation of the effective net equity does not include the capital contributions made to subsidiaries of a bank and is made on a consolidated basis rather than on an unconsolidated basis.

(c)	Consolidated basic capital ratio corresponding to basic capital divided by total assets for capital purposes (includes items outside the Consolidated Financial Statements).
(d)	Consolidated solvency ratio corresponds to the ratio of effective equity to weighted assets.

The shareholders’ agreement established an “Optimal Regulatory Capital” with respect to Itaú Corpbanca Chile and Colombia, which must be, at any date, the highest between 120% of the minimum regulatory capital ratio established by the respective legislation and the average of the regulatory capital ratio of the 3 largest private Banks in the respective country, multiplied by the consolidated risk-weighted assets (APR) of the Chilean or Colombian Bank, as applicable, on the date that is one year from the last day of the fiscal year more recent, assuming that the assets weighted by their level of risk grow during that year at a rate equal to the Minimum Growth Rate. The Bank, in consolidated terms (owners of the Bank), maintains a total equity of MCh$3,324,531 (MCh$3,189,876 in December 2017) in the Consolidated Financial Statements filed with the SBIF, according to local regulations.

As of December 31, 2018 and 2017, the Bank is in compliance with the “Optimar Regulatory Capital” requirements, as well as with all financial covenants related to regulatory capital requirements.